Derivatives and Foreign Exchange Risk Management , Offsetting of Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Apr. 25, 2014	Apr. 26, 2013
Offsetting Assets [Line Items]
Derivative assets, gross amount	$ 175	$ 394
Gross amount not offset on the Balance Sheet, financial instruments	(95)	(58)
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	(30)
Derivative assets, net amount	80	306
Derivative liability, gross amount	(127)	(58)
Gross amount not offset on the Balance Sheet, financial instrument	95	58
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0
Derivative liabilities, net amount	(32)	0
Total derivatives, gross amount of recognized assets/(liabilities)	48	336
Total derivatives, gross amount not offset on the Balance Sheet, financial instruments	0	0
Total derivatives, gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	(30)
Total derivatives, net amount	48	306
Foreign Currency Exchange Rate Contracts
Offsetting Assets [Line Items]
Derivative assets, gross amount	89	213
Gross amount not offset on the Balance Sheet, financial instruments	(64)	(42)
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	(24)
Derivative assets, net amount	25	147
Derivative liability, gross amount	(116)	(40)
Gross amount not offset on the Balance Sheet, financial instrument	84	40
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0
Derivative liabilities, net amount	(32)	0
Interest Rate Contracts
Offsetting Assets [Line Items]
Derivative assets, gross amount	86	181
Gross amount not offset on the Balance Sheet, financial instruments	(31)	(16)
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged		(6)
Derivative assets, net amount	55	159
Derivative liability, gross amount	(11)	(18)
Gross amount not offset on the Balance Sheet, financial instrument	11	18
Gross amount not offset on the Balance Sheet, cash collateral (received) or pledged	0	0
Derivative liabilities, net amount	$ 0	$ 0